Net (Loss) Income Per Share (Details Textual) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 15, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Net (Loss) Income Per Share (Textual)
Shares excluded from the computation of diluted shares outstanding		5.0	0.1	1.8
Interest paid		$ 2,164	$ 930	$ 1,205
Convertible Notes Due 2014 [Member]
Net (Loss) Income Per Share (Textual)
Repayments of Convertible Debt	$ 87,500				$ 47,400
Interest paid	$ 400